Acquisition - Additional Information (Details) - USD ($)	Oct. 15, 2018	Oct. 15, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		6.9233
Business Combination Cash Paid For Acquisition | shares		28.52
Business Combination, Consideration Transferred	$ 6,240,000	$ 6,200,000
Goodwill	682,000	$ 682,000	$ 682,000	$ 682,000	$ 0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		7 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	6,779,000	$ 6,779,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Contractually Required Payments Receivable at Acquisition	$ 6,875,000	6,875,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Provision for Loan Losses		86,000
Business Acquisition, Pro Forma Revenue		220,000
Business Acquisitions Pro Forma Non Recurring Expense		1,100,000
Business Acquisitions Pro Forma Adjustments for Retirement benefits		156,000
Core deposit intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 1,000,000